Securities (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Carrying value of securities and term to maturity
Carrying value of securities

	As at October 31, 2021
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$1,244	$4,252	$6,187	$3,339	$7,403	$–	$22,425
U.S. federal, state, municipal and agencies	2,381	1,616	6,203	4,092	8,686	–	22,978
Other OECD government	2,049	2,073	1,231	294	2,812	–	8,459
Mortgage-backed securities	–	–	–	–	4	–	4
Asset-backed securities	288	27	275	116	187	–	893
Corporate debt and other debt
Bankers’ acceptances	316	135	–	–	–	–	451
Certificates of deposit	–	–	–	–	–	–	–
Other (3)	2,317	2,526	5,433	3,716	8,667	–	22,659
Equities						61,371	61,371
	8,595	10,629	19,329	11,557	27,759	61,371	139,240
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	161	1,180	1,382	592	526	–	3,841
Fair value	161	1,178	1,375	544	445	–	3,703
Yield (4)	0.4%	0.7%	1.8%	0.9%	2.4%	–	1.3%
Provincial and municipal
Amortized cost	3	283	1,326	158	1,558	–	3,328
Fair value	3	283	1,322	158	1,366	–	3,132
Yield (4)	4.2%	2.6%	2.4%	1.7%	2.9%	–	2.6%
U.S. federal, state, municipal and agencies
Amortized cost	1,131	5,010	7,960	2,380	18,197	–	34,678
Fair value	1,132	5,013	7,960	2,446	18,276	–	34,827
Yield (4)	–	0.9%	0.4%	2.6%	1.3%	–	1.1%
Other OECD government
Amortized cost	176	1,274	4,498	1	–	–	5,949
Fair value	176	1,274	4,505	1	–	–	5,956
Yield (4)	1.7%	1.0%	1.3%	3.9%	–	–	1.2%
Mortgage–backed securities
Amortized cost	–	–	56	55	2,646	–	2,757
Fair value	–	–	56	55	2,636	–	2,747
Yield (4)	–	–	1.2%	1.3%	1.2%	–	1.2%
Asset–backed securities
Amortized cost	–	–	–	4,719	2,935	–	7,654
Fair value	–	–	–	4,719	2,941	–	7,660
Yield (4)	–	–	–	1.2%	1.3%	–	1.3%
Corporate debt and other debt
Amortized cost	5,965	2,597	9,676	1,451	42	–	19,731
Fair value	5,965	2,599	9,699	1,463	51	–	19,777
Yield (4)	0.9%	1.2%	1.5%	0.8%	3.6%	–	1.2%
Equities
Cost						242	242
Fair value (5)						533	533
Amortized cost	7,436	10,344	24,898	9,356	25,904	242	78,180
Fair value	7,437	10,347	24,917	9,386	25,715	533	78,335
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	453	2,979	17,589	3,601	194	–	24,816
U.S. federal, state, municipal and agencies	1,093	274	3,718	2,767	19,559	–	27,411
Other OECD government	1,914	1,212	2,790	58	–	–	5,974
Asset-backed securities	–	–	320	336	7	–	663
Corporate debt and other debt	1,133	2,072	4,424	633	23	–	8,285
Amortized cost, net of allowance	4,593	6,537	28,841	7,395	19,783	–	67,149
Fair value	4,597	6,567	28,701	7,311	19,647	–	66,823
Total carrying value of securities	$20,625	$27,513	$73,087	$28,338	$73,257	$61,904	$284,724

	As at October 31, 2020
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,301	$7,004	$6,054	$3,569	$8,419	$–	$27,347
U.S. federal, state, municipal and agencies	559	4,532	12,546	4,134	14,810	–	36,581
Other OECD government	56	695	3,010	584	2,120	–	6,465
Mortgage-backed securities	–	–	–	–	39	–	39
Asset-backed securities	3	164	82	181	98	–	528
Corporate debt and other debt
Bankers’ acceptances	65	227	–	–	–	–	292
Certificates of deposit	2	63	35	7	4	–	111
Other (3)	1,048	3,472	5,521	3,007	8,043	–	21,091
Equities						43,617	43,617
	4,034	16,157	27,248	11,482	33,533	43,617	136,071
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	–	204	1,689	272	397	–	2,562
Fair value	–	204	1,690	269	378	–	2,541
Yield (4)	–	1.4%	1.4%	1.2%	1.4%	–	1.4%
Provincial and municipal
Amortized cost	5	908	629	7	1,688	–	3,237
Fair value	5	911	630	8	1,679	–	3,233
Yield (4)	4.5%	1.3%	2.7%	4.3%	2.6%	–	2.2%
U.S. federal, state, municipal and agencies
Amortized cost	1,772	9,736	8,777	2,227	16,011	–	38,523
Fair value	1,775	9,739	8,779	2,237	15,994	–	38,524
Yield (4)	0.1%	1.7%	1.1%	2.6%	2.2%	–	1.7%
Other OECD government
Amortized cost	274	2,288	4,773	1	–	–	7,336
Fair value	274	2,289	4,781	1	–	–	7,345
Yield (4)	1.7%	2.4%	1.8%	3.6%	–	–	2.0%
Mortgage-backed securities
Amortized cost	–	–	–	192	2,226	–	2,418
Fair value	–	–	–	189	2,181	–	2,370
Yield (4)	–	–	–	1.2%	1.2%	–	1.2%
Asset-backed securities
Amortized cost	–	–	10	4,294	4,059	–	8,363
Fair value	–	–	10	4,247	4,011	–	8,268
Yield (4)	–	–	1.4%	1.4%	1.4%	–	1.4%
Corporate debt and other debt
Amortized cost	2,670	5,796	10,425	92	58	–	19,041
Fair value	2,670	5,801	10,466	106	71	–	19,114
Yield (4)	0.9%	1.6%	1.5%	2.1%	2.4%	–	1.5%
Equities
Cost						276	276
Fair value (5)						525	525
Amortized cost	4,721	18,932	26,303	7,085	24,439	276	81,756
Fair value	4,724	18,944	26,356	7,057	24,314	525	81,920
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	438	1,862	16,044	1,819	–	–	20,163
U.S. federal, state, municipal and agencies	8	787	1,615	1,622	18,281	–	22,313
Other OECD government	2,178	2,045	2,643	–	–	–	6,866
Asset-backed securities	–	1	159	–	–	–	160
Corporate debt and other debt	625	2,644	4,805	219	28	–	8,321
Amortized cost, net of allowance	3,249	7,339	25,266	3,660	18,309	–	57,823
Fair value	3,252	7,392	25,663	3,798	18,522	–	58,627
Total carrying value of securities	$12,007	$42,440	$78,870	$22,199	$76,156	$44,142	$275,814

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)	Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.
(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI.

Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$3,841	$1	$(139)	$3,703	$2,562	$1	$(22)	$2,541
Provincial and municipal	3,328	3	(199)	3,132	3,237	27	(31)	3,233
U.S. federal, state, municipal and agencies (3)	34,678	353	(204)	34,827	38,523	323	(322)	38,524
Other OECD government	5,949	8	(1)	5,956	7,336	11	(2)	7,345
Mortgage-backed securities (3)	2,757	2	(12)	2,747	2,418	5	(53)	2,370
Asset-backed securities
CDO	7,074	1	(1)	7,074	7,504	–	(90)	7,414
Non-CDO securities	580	6	–	586	859	2	(7)	854
Corporate debt and other debt	19,731	57	(11)	19,777	19,041	76	(3)	19,114
Equities	242	292	(1)	533	276	253	(4)	525
	$78,180	$723	$(568)	$78,335	$81,756	$698	$(534)	$81,920

(1)	Excludes $67,149 million of held-to-collect securities as at October 31, 2021 that are carried at amortized cost, net of allowance for credit losses (October 31, 2020 – $57,823 million).
(2)	Gross unrealized gains and losses includes $(9) million of allowance for credit losses on debt securities at FVOCI as at October 31, 2021 (October 31, 2020 – $8 million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,603 million, $1 million, $12 million and $2,592 million, respectively as at October 31, 2021 (October 31, 2020 – $2,185 million, $nil, $48 million and $2,137 million, respectively).

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$12	$–	$(4)	$8	$4	$–	$(7)	$(3)
Provision for credit losses
Model changes	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	1	(1)	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	8	–	–	8	18	–	–	18
Sales and maturities	(10)	(1)	–	(11)	(13)	–	–	(13)
Changes in risk, parameters and exposures	(4)	3	(9)	(10)	3	–	4	7
Exchange rate and other	(1)	–	1	–	–	–	(1)	(1)
Balance at end of period	$2	$1	$(12)	$(9)	$12	$–	$(4)	$8

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.
Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$10	$19	$–	$29	$5	$19	$–	$24
Provision for credit losses
Model changes	(4)	–	–	(4)	–	–	–	–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	9	–	–	9	9	–	–	9
Sales and maturities	(1)	–	–	(1)	(2)	–	–	(2)
Changes in risk, parameters and exposures	(9)	1	–	(8)	(2)	1	–	(1)
Exchange rate and other	–	(2)	–	(2)	–	(1)	–	(1)
Balance at end of period	$5	$18	$–	$23	$10	$19	$–	$29

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2021				October 31, 2020
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$77,147	$82	$–	$77,229	$80,719	$87	$–	$80,806
Non-investment grade	423	–	–	423	431	1	–	432
Impaired	–	–	150	150	–	–	157	157
	77,570	82	150	77,802	81,150	88	157	81,395
Items not subject to impairment (2)				533				525
				$78,335				$81,920
Securities at amortized cost
Investment grade	$66,033	$–	$–	$66,033	$56,885	$–	$–	$56,885
Non-investment grade	928	211	–	1,139	647	320	–	967
Impaired	–	–	–	–	–	–	–	–
	66,961	211	–	67,172	57,532	320	–	57,852
Allowance for credit losses	5	18	–	23	10	19	–	29
Amortized cost	$66,956	$193	$–	$67,149	$57,522	$301	$–	$57,823

(1)	Reflects $150 million of purchased credit impaired securities (October 31, 2020 – $157 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.